ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Supplement dated March 11, 2011,

to the Prospectus and Statement of Additional Information dated April 30, 2010 and supplemented June 1, July 1, October 18, and November 15, 2010

This supplement updates certain information contained in the prospectus and statement of additional information (SAI) and should be attached to the prospectus and SAI, and retained for future reference.

1.	THE FOLLOWING NAME CHANGES ARE EFFECTIVE ON OR ABOUT MAY 1, 2011

Name effective on or about May 1, 2011	Previous Name
AZL® Invesco Equity and Income Fund	AZL® Van Kampen Equity and Income Fund
AZL® Invesco Growth and Income Fund	AZL® Van Kampen Growth and Income Fund

2.
EFFECTIVE ON OR ABOUT MAY 1, 2011, J.P. MORGAN INVESTMENT MANGEMENT INC. WILL REPLACE MORGAN STANLEY INVESTMENT MANAGEMENT INC. AS THE SUBADVISER TO THE FOLLOWING UNDERLYING FUND: AZL® MORGAN STANLEY INTERNATIONAL EQUITY FUND .  IN ADDITION, THE FOLLOWING NAME CHANGE IS EFFECTIVE ON OR ABOUT MAY 1, 2011.

Name effective on or about May 1, 2011	Previous Name
AZL® JPMorgan International Opportunities Fund	AZL® Morgan Stanley International Equity Fund

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